Label	Element	Value
Kensington Hedged Premium Income ETF [Member] | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	96.20%
Kensington Hedged Premium Income ETF [Member] | S&P 500 Index [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%
Kensington Hedged Premium Income ETF [Member] | Exchange Traded Funds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	96.20%
Kensington Hedged Premium Income ETF [Member] | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.30%
Kensington Hedged Premium Income ETF [Member] | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.10%)
Kensington Hedged Premium Income ETF [Member] | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.60%